Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 307,487	$ 351,032
Restricted cash and cash equivalents	357,793	227,652
Advances to affiliate	1,899	14,737
LNG inventory	5,800	10,430
Other—affiliate	3,247	3,280
Prepaid expenses and other	9,976	5,997
Total current assets	686,202	613,128
Non-current restricted cash and cash equivalents	1,849,424	1,025,056
Property, plant and equipment, net	7,815,072	6,383,939
Debt issuance costs, net	259,716	313,944
Non-current derivative assets	20,236	98,123
Advances under long-term contracts	0	6,561
Other	81,790	76,032
Total assets	10,712,440	8,516,783
Current liabilities
Accounts payable	27,221	10,146
Accrued liabilities	282,352	170,052
Due to affiliates	32,164	45,547
Deferred revenue	26,639	26,593
Other	13,121	13,549
Total current liabilities	381,497	265,887
Long-term debt, net	8,987,850	6,576,273
Deferred revenue	15,500	17,500
Other non-current liabilities	188	193
Other non-current liabilities—affiliate	33,126	17,186
Commitments and contingencies
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at June 30, 2014 and December 31, 2013)	577,236	711,771
Class B unitholders’ interest (145.3 million units issued and outstanding at June 30, 2014 and December 31, 2013)	(38,216)	(38,216)
Subordinated unitholders’ interest (135.4 million units issued and outstanding at June 30, 2014 and December 31, 2013)	727,053	931,074
General partner’s interest (2% interest with 6.9 million units issued and outstanding at June 30, 2014 and December 31, 2013)	28,206	35,115
Total partners’ equity	1,294,279	1,639,744
Total liabilities and partners’ equity	$ 10,712,440	$ 8,516,783